CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Class A ordinary shares
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	860,000,000	860,000,000
Issued	57,176,842	56,593,157
Outstanding	46,567,892	49,393,287
Treasury shares	10,608,950	7,199,870
Class B ordinary shares
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	40,000,000	40,000,000
Issued	7,206,059	7,206,059
Outstanding	7,206,059	7,206,059